                          AIM VARIABLE INSURANCE FUNDS

                           INVESCO VIF - DYNAMICS FUND
                                 SERIES I SHARES

                         Supplement dated April 30, 2004
                     to the Prospectus dated April 30, 2004


Effective April 30, 2004, the following replaces in its entirety the information with respect to Timothy J. Miller appearing under the heading "PORTFOLIO MANAGERS" in the Prospectus:


         "TIMOTHY J. MILLER is a portfolio manager of the Fund. Prior to April 28, 2004, Mr. Miller also was the Chief Investment Officer of the Denver Investment Division of INVESCO Institutional (N.A.), Inc. He previously served as Chief Investment Officer of INVESCO Funds Group, Inc., the former investment advisor to the Fund. Before joining INVESCO Funds Group, Inc. in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a CFA charterholder. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University."

                      AIM VARIABLE INSURANCE FUNDS

                      INVESCO VIF - DYNAMICS FUND
                            SERIES II SHARES

                    Supplement dated April 30, 2004
                 to the Prospectus dated April 30, 2004


Effective April 30, 2004, the following replaces in its entirety the information with respect to Timothy J. Miller appearing under the heading "PORTFOLIO MANAGERS" in the Prospectus:


         "TIMOTHY J. MILLER is a portfolio manager of the Fund. Prior to April 28, 2004, Mr. Miller also was the Chief Investment Officer of the Denver Investment Division of INVESCO Institutional (N.A.), Inc. He previously served as Chief Investment Officer of INVESCO Funds Group, Inc., the former investment advisor to the Fund. Before joining INVESCO Funds Group, Inc. in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a CFA charterholder. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University."